Offerings - Offering: 1	Aug. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, with a nominal value of CHF 0.01 per share
Amount Registered | shares	197,700
Proposed Maximum Offering Price per Unit	11.31
Maximum Aggregate Offering Price	$ 2,235,987.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 308.79
Offering Note	(1) This registration statement covers a total of 197,700 ordinary shares with a nominal value of CHF 0.01 per share of Oculis Holding AG ("Ordinary Shares") that are issuable under the registrant's Stock Option and Incentive Plan Regulation 2023. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional Ordinary Shares which may become issuable by reason of any share split, share dividend, recapitalization, or any other similar transaction effected without consideration which results in an increase in the number of the outstanding Ordinary Shares. The Proposed Maximum Offering Price Per Unit is estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Ordinary Shares on The Nasdaq Stock Market LLC on July 31, 2026 ($11.31 per Ordinary Share). This calculation is in accordance with Rules 457(c) and 457(h) of the Securities Act.